Presentation of the Financial Statements and Accounting Practices - Reconciliation of restated Consolidated Statements of Changes in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Beginning balance	$ 4,177.5	$ 3,936.4	$ 3,819.1
Decrease of accounts receivable impairment allowance	16.0	(4.6)	(140.7)
Financial asset reclassification from available for sale to fair value through P&L
Effect of deferred income tax over the adjustments	(148.2)
Beginning balance	4,177.5	3,936.4	3,819.1
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Beginning balance	4,182.0	3,941.2	3,843.7
Financial asset reclassification from available for sale to fair value through P&L
Beginning balance	4,182.0	3,941.2	3,843.7
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Beginning balance	(13.0)	(20.6)	(23.5)
Financial asset reclassification from available for sale to fair value through P&L
Increase (decrease) of development contracts results due to contracts combinations and modifications	(2.5)	(7.8)	(16.1)
Increase (decrease) of development contracts results due to changes in performance obligations identification	(20.8)	(32.1)	(23.8)
Effect of foreign currency transactions in CTA	1.9	7.3
Effect of deferred income tax over the adjustments	8.4	12.0	16.4
Beginning balance	(13.0)	(20.6)	(23.5)
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Beginning balance	8.5	15.8	(1.1)
Decrease of accounts receivable impairment allowance	12.6	16.6	8.9
Adjustment to fair value due to change in classification	0.4	4.9	(9.0)
Financial asset reclassification from available for sale to fair value through P&L
Financial asset reclassification from available for sale to fair value through P&L from Other cumulative translation adjustments (OCI)	(11.5)
Financial asset reclassification from available for sale to fair value through P&L to Retained earnings	11.5
Effect of deferred income tax over the adjustments	(4.5)	(5.7)	(1.0)
Beginning balance	$ 8.5	$ 15.8	$ (1.1)